Collateral Financing Arrangements Collateral Financing Arrangements (Associated with Secondary Guarantees) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Drawings upon the Collateral Financing Arrangement	$ 4,139	$ 4,196
Secured Debt [Member] | MetLife Reinsurance Company Of South Carolina
Debt Instrument [Line Items]
Drawings upon the Collateral Financing Arrangement	2,797	2,797
Invested Assets On Deposit Held In Trust And Pledged As Collateral	$ 3,374	$ 3,471